FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency Risk - Amount expressed in USD - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Risk exposure associated with instruments sharing characteristic	$ (40,513,954)	$ (28,861,129)	$ (17,917,954)
Estimate of devaluation of Argentine peso (as a percent)	20.00%
Result in pre-tax loss	$ 8,300,000
Estimate of appreciation of Argentine peso	20.00%
Result in pre-tax gain	$ 8,300,000